Accounts Receivable (Details) - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2015	Aug. 31, 2018	Aug. 31, 2017	May 31, 2017
Accounts Receivable (Details) [Line Items]
Accounts Receivable, Net, Current	$ 0		$ 59,981		$ 0
Allowance for Doubtful Accounts Receivable, Current			0	$ 0
Notes Receivable [Member] | Affiliated Entity [Member]
Accounts Receivable (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Current	450,000				500,000
Financing Receivable, Gross		$ 500,000
Loans and Leases Receivable, Description		Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH was expected to repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commenced generating revenue at the grow facility, which commencement was originally anticipated to occur in the first quarter of 2017, and continuing until paid in full. Recently, we suspended our plans to proceed with the Colorado Arrangement due to regulatory delays and have not yet determined when we will pursue it again. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full. All outstanding principal and any accumulated unpaid interest due under the Note is due and payable on the five-year anniversary of the initial payment thereunder.
Note Receivable, Interest Rate, Stated Percentage		12.00%
Asset Impairment Charges		$ 500,000
Financing Receivable, Net	0		$ 0		$ 0
Proceeds from Collection of Notes Receivable	$ 50,000